INCOME (LOSS) PER SHARE / EARNINGS PER SHARE (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	688,000	8,093,036	586,493	8,093,036	75,018,543	48,698,886
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		4,636,667		4,636,667	46,366,490
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		2,783,702		2,783,702	5,857,386	45,787,219
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	638,000	672,667	518,000	672,667	7,059,667	2,911,667
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	50,000		68,493
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					15,735,000